INCOME TAXES (Schedule Of Current And Deferred Component Of Income Tax Expenses (Benefits) Which Were Substantially Attributable To The Companys PRC Subsidiaries And VIE And VIEs Subsidiaries) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current and deferred component of income tax expenses (benefits)
Income tax expenses	$ 4,479	$ 2,470	$ 3,124
PRC [Member]
Current and deferred component of income tax expenses (benefits)
Current income tax expenses	4,479	2,470	3,124
Deferred income tax expenses			0
Income tax expenses	$ 4,479	$ 2,470	$ 3,124